Cost of sales of goods and services, without considering depreciation and amortization - Cost of services (Details) - cost of services [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cost of sales [Line Items]
Services provided by third parties	$ 594	$ 189	$ 331
Electricity and water	556	668	589
Insurances	46	81	163
Maintenance and repair	31	55	186
Consumption of materials and supplies	11	20	497
Transport	9	87	148
Disbursement of salaries		371	1,231
Short-term and low-value lease		6	89
Other production expenses	22	77	144
Total cost of services	$ 1,269	$ 1,554	$ 3,378